Other current assets	12 Months Ended
Dec. 31, 2022
Prepaid Expense and Other Assets [Abstract]
Other current assets
5.
Other current assets

Other current assets consist of the following:

	As of December 31,
	2021	2022
	RMB	RMB
Value-added tax recoverable	33,077,492	23,731,587
Deferred offering related expenses	7,108,562	—
Deposits	919,630	3,434,080
Others	354,806	109,548
Total	41,460,490	27,275,215